Related Party Transactions - Deferred revenue and amounts due to parties (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction
Total deferred revenue	¥ 5,682,447	$ 891,700	¥ 21,789,907
Total amounts due to related parties	16,617,178	2,607,598	16,625,680
Funds managed by Jupai Group
Related Party Transaction
Total deferred revenue	5,682,447	891,700	21,789,907
Total amounts due to related parties	14,617,178	2,293,754	14,625,680
Investees of shareholder of the Company
Related Party Transaction
Total amounts due to related parties	¥ 2,000,000	$ 313,844	¥ 2,000,000